Certain Balance Sheet Items (Tables)	6 Months Ended
Jun. 30, 2021
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventory, Current [Table Text Block]	The following table summarizes inventories (in thousands):

	June 30, 2021	December 31, 2020
Raw materials	$108	$119
Work in process	149	167
Finished goods	244	272
	$501	$558

Schedule of Other Current Assets [Table Text Block]
The following table summarizes other current assets (in thousands):

	June 30, 2021	December 31, 2020
Prepaid services	$178	$421
Prepaid insurance	616	158
Transition service agreement	—	115
Deferred cost - service contracts	79	99
Other	117	14
	$990	$807

Schedule of Other Assets, Noncurrent [Table Text Block]	The following table summarizes other assets (in thousands):

	June 30, 2021	December 31, 2020
Prepaid insurance and services	$318	$385
Deferred cost – service contracts	20	56
Other	29	2
	$367	$443